Schedule of Reconciliation Investments Fair Value (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Investment at fair value
Loan to Alaska Asia Clean Energy Corp		62,226	62,226
Convertible note in Asra Minerals Limited			250,000
Total		1,929,321	1,738,137
Opening balance		1,425,911	3,797,443
Closing fair value		716,960	1,425,911
Asra minerals limited [member]
IfrsStatementLineItems [Line Items]
Investment at fair value		511,073	1,220,024
Alaska asia clean energy corp [member]
IfrsStatementLineItems [Line Items]
Investment at fair value		205,887	205,887
Loan to Alaska Asia Clean Energy Corp	[1]	1,150,135
Addition			205,887
Aara minerals shares [member]
IfrsStatementLineItems [Line Items]
Addition		51,464
Movement in fair value		(787,443)	(2,112,330)
A X 8 [Member]
IfrsStatementLineItems [Line Items]
Addition		125,000
Disposal		(51,464)
Aara minerals asrob options [Member]
IfrsStatementLineItems [Line Items]
Movement in fair value		$ (46,508)	$ (465,089)

[1]	This loan is recorded at amortized cost not fair value